Investment Risks - Wilshire Global Allocation Fund	Apr. 30, 2026
Market Risk Member
Prospectus [Line Items]
Risk [Text Block]
Market Risk. The Fund may incur losses due to declines in the value of one or more securities in which it invests. The market price of a security or instrument may decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, including conditions affecting the general economy; political, social, or economic instability at the local, regional, or global level; the spread of infectious illness or other public health issues in one or more countries or regions; geopolitical conflicts; and currency and interest rate fluctuations. There is also the possibility that the price of a security will fall because the market perceives that there is or will be a deterioration in the fundamental value of the issuer or poor earnings performance by the issuer. Market risk may affect a single security, company, industry, sector, or the entire market.

Fund Of Funds Risk Member
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Risk [Text Block]
Fund of Funds Risk. Fund shareholders bear indirectly their proportionate share of the expenses of the Underlying Funds. Wilshire's selection and weighting of asset classes and allocation of investments in Underlying Funds may cause the Fund to underperform other funds with a similar investment objective. The Fund’s performance and risks correspond directly to the performance and risks of the Underlying Funds in which it invests, proportionately in accordance with the weightings of such investments, and there is no assurance that the Underlying Funds will achieve their investment objectives. Management of the Fund entails potential conflicts of interest. While Wilshire does not charge the Fund a management fee on assets allocated to Underlying Funds advised by Wilshire, Wilshire may earn different fees from certain affiliated Underlying Funds and may have an incentive to allocate more Fund assets to Underlying Funds from which it receives higher fees.

Asset Allocation Risk Member
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Risk [Text Block]
Asset Allocation Risk. Although asset allocation among different Underlying Funds, asset categories and investment strategies generally reduces risk and exposure to any one category or strategy, the risk remains that the Adviser may favor an asset category or investment strategy that performs poorly relative to other asset categories and investment strategies.

Affiliated Funds And Other Significant Investors Risk Member
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Affiliated Funds and Other Significant Investors Risk. A significant portion of the Fund’s shares are held by a limited number of shareholders. As a result, the Fund may have large inflows or outflows of cash from time to time. This could have adverse effects on the Fund’s performance if the Fund were required to sell securities or invest cash at times when it otherwise would not do so. This activity could also accelerate the realization of capital gains and increase the Fund’s transaction costs.

Equity Securities Risk Member
Prospectus [Line Items]
Risk [Text Block]
Equity Securities Risk. Equity securities are susceptible to general stock market fluctuations and to volatile increases and decreases in value. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors affecting a particular company or industry or the securities markets generally. Because certain types of equity securities, such as common stocks, are generally subordinate to preferred stocks in a company’s capital structure, in a company liquidation, the claims of secured and unsecured creditors and owners of bonds and preferred stocks take precedence over the claims of common stock shareholders.

Fixed-Income Securities Risk Member
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Fixed-Income Securities Risk. Fixed-income securities are subject to interest rate risk and credit risk. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. Fixed-income securities with longer maturities typically are more sensitive to changes in interest rates, making them more volatile than securities with shorter maturities. Credit risk refers to the possibility that the issuer of a security will be unable and/or unwilling to make timely interest payments and/or repay the principal on its debt. Debt instruments are subject to varying degrees of credit risk, which may be reflected in credit ratings. There is a possibility that the credit rating of a fixed-income security may be downgraded after purchase, which may occur quickly and without advance warning following sudden market downturns or unexpected developments involving an issuer, and which may adversely affect the liquidity and value of the security.

Foreign Securities Risk Member
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Risk [Text Block]
Foreign Securities Risk. Foreign securities (including American depository receipts (ADRs) and global depository receipts (GDRs)) could be affected by factors not present in the United States, including expropriation, confiscation of property, political instability, differences in financial reporting standards, less stringent regulation of securities markets, and difficulties in enforcing contracts. Compared to U.S. companies, there may be less publicly available information about foreign companies and less governmental regulation and supervision of foreign companies. Foreign securities generally experience more volatility than their domestic counterparts. Political and economic developments may adversely impact the value of foreign securities. Any depositary receipts are subject to most of the risks associated with investing in foreign securities directly because the value of a depositary receipt is dependent upon the market price of the underlying foreign equity security. Depositary receipts are also subject to liquidity risk. Fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

Emerging Markets Risk Member
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Emerging Markets Risk. Certain Underlying Funds may invest in securities issued in countries with developing economies (i.e., emerging markets). Foreign investment risk may be particularly high to the extent a fund invests, in securities of issuers based in emerging markets. Investments in emerging markets securities are generally subject to a greater level of those risks associated with investing in foreign securities, as emerging markets are considered less developed than developing countries. Furthermore, investments in emerging market countries are generally subject to additional risks, including those associated with trading on smaller markets, having lower volumes of trading, and being subject to lower levels of government regulation and less extensive accounting, financial and other reporting requirements. These securities may also present credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign (non-U.S.) countries.

Large-Cap Company Risk Member
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Large-Cap Company Risk. Investments in larger, more established companies may involve risks associated with their larger size. For instance, larger, more established companies may be less able to respond quickly to new competitive challenges, such as changes in consumer tastes or innovation from smaller competitors. Also, larger companies are sometimes less able to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Small-Cap Company Risk Member
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Small-Cap Company Risk. Small-cap companies may lack the management experience, financial resources, product diversity and competitive strengths of larger companies, and may be traded less frequently. These companies may be in the developmental stage or may be undergoing significant changes. Small-cap companies may also be subject to greater business risks and more sensitive to changes in economic conditions than larger more established companies. As a result, the prices of small-cap companies may rise and fall more sharply. When a fund takes significant positions in small-cap companies with limited trading volumes, the liquidation of those positions, particularly in a distressed market, could be prolonged and result in fund investment losses.

Style Risk Member
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Style Risk. The Underlying Funds’ growth or value styles may perform poorly or fall out of favor with investors. For example, at times the market may favor large capitalization stocks over small capitalization stocks, growth stocks over value stocks, or vice versa.

Sector Risk Member
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Sector Risk. If an Underlying Fund focuses in one or more sectors, market and economic factors affecting those sectors will have a significant effect on the value of the fund’s investments in that sector, which can increase the volatility of the fund’s performance.

Active Management Risk Member
Prospectus [Line Items]
Risk [Text Block]	Active Management Risk. Certain Underlying Funds are subject to active management risk, the risk that the investment techniques and risk analyses applied by the portfolio managers of the funds will not produce the desired results and that legislative, regulatory, or tax developments may affect the investment techniques available to the managers in connection with managing the fund’s portfolio. Active trading that can accompany active management will increase the expenses of the Underlying Funds because of brokerage charges, spreads or mark-up charges, which may lower a fund’s performance.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	You may lose money by investing in the Global Allocation Fund.